Discontinued Operations and Assets Held for Sale	12 Months Ended
Jun. 30, 2013
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations and Assets Held for Sale

NOTE 2. DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

Nicolet Business

During the quarter ended March 31, 2012, we committed to a plan to sell our Nicolet neurodiagnostic and monitoring products business, resulting in held for sale classification of the underlying assets. As a result, the assets of the Nicolet business were written down to fair value less costs to sell. In April 2012, we entered into a definitive agreement to sell the Nicolet business for approximately $58 million in cash, subject to post-closing adjustments related to working capital. As a result, we recorded a pre-tax impairment charge of approximately $78 million in fiscal year 2012. On July 1, 2012 we completed the sale of the Nicolet business, resulting in an additional $4 million loss recorded in discontinued operations, primarily related to the tax impact from the sale. The Nicolet business was historically part of our Procedural Solutions segment. Our decision to sell the Nicolet business is part of our continuing strategy of assessing our portfolio of products with a view of divesting product lines that do not align with our objectives.

International Surgical Products Business

During the quarter ended March 31, 2011, we entered into a definitive agreement to sell our International Surgical Products distribution business (“ISP”), resulting in held for sale classification of the underlying assets. Accordingly, the assets of the ISP business were written down to fair value less costs to sell, resulting in a pre-tax impairment charge of $40 million recorded in the quarter ended March 31, 2011. On April 1, 2011, we completed the sale of the ISP business, resulting in a total loss from discontinued operations associated with the ISP business of approximately $47 million, which includes a $5 million loss recorded in the quarter ended June 30, 2011, related to incremental costs to sell and adjustments to the estimated purchase price. At the closing of the sale, we received approximately $124 million in cash. At June 30, 2011, an additional $20 million in receivables were included within current assets in our consolidated balance sheet, for total consideration of approximately $144 million, which is net of purchase price adjustments and was fully collected by September 30, 2011.

Summarized selected financial information for the Nicolet business and the ISP business for the fiscal years ended June 30, 2012 and 2011, is as follows:

	Fiscal Year Ended June 30,
(in millions)	2012	2011
Revenue	$95	$422
Operating Loss	(78)	(38)
Loss Before Income Tax	(78)	(44)
Provision (Benefit) for Income Tax	(10)	6
Loss from Discontinued Operations, Net of Tax	(68)	(50)

All discontinued operations businesses presented were previously included in the Procedural Solutions segment. There were no discontinued operations for fiscal year 2013.

The assets and liabilities of discontinued operations are stated separately as of June 30, 2012 in the condensed consolidated balance sheets and are comprised of the following items:

(in millions)	June 30, 2012
ASSETS
Current Assets:
Cash and Cash Equivalents	$(1)
Trade Receivables, Net	12
Inventories, Net	19
Prepaid Expenses and Other	1
Other Current Assets	42

Current Assets of Discontinued Operations	73

Property and Equipment, Net	—
Goodwill	—
Intangible Assets	—
Other Assets	—

Total Assets of Discontinued Operations	$73

LIABILITIES
Current Liabilities:
Accounts Payable	$3
Other Accrued Liabilities	10
Other Current Liabilities	6

Current Liabilities of Discontinued Operations	19

Total Liabilities of Discontinued Operations	$19

OnSite Services Business

During the quarter ended March 31, 2011, we entered into a definitive agreement to sell the OnSite Services instrument management and repair business which met the criteria for classification as assets held for sale. The transaction closed on March 28, 2011, and a pre-tax gain related to the disposition of approximately $15 million was recorded in the quarter ended March 31, 2011. The results of this business are reported within earnings from continuing operations in the consolidated statements of income for periods up to the closing date, as its impact to the consolidated financial statements was not material.